UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

The Prudential Variable

Contract Account-2

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2009

Date of reporting period: 6/30/2009

Item 1 –	Reports to Stockholders

Prudential

Long-Term
Growth Account

Semiannual report
to participants

June 30, 2009

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2. Investors should consider the contract and the Account’s investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

It is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 to obtain descriptions of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission, at www.sec.gov and at the Fund’s website.

The Account’s Statement of Additional Information contains additional information about the members of the Account’s Committee and is available without charge upon request by calling 888-778-2888.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Participants may obtain copies of Form N-Q filings by calling 888-778-2888.

The Prudential Long Term Growth Program Table of Contents	Semiannual Report	June 30, 2009

■	LETTER TO PARTICIPANTS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FINANCIAL REPORTS

A1 Statement of Net Assets and Financial Statements

B1 Financial Highlights

C1 Notes to Financial Statements

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Long-Term Growth Program Letter to Participants	June 30, 2009

■	DEAR PARTICIPANT,

Our primary focus at Prudential is to help investors achieve and maintain long-term financial success. Our Variable Contract Account-2 semiannual report outlines our efforts to reach this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years, and the quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to help you make the most informed investment decisions to meet your needs. Together, you can develop a diversified investment portfolio that aligns with your long-term goals and can help deliver a more secure financial future.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve your financial goals.

Sincerely,

Judy A. Rice

President,

Variable Contract Account-2	July 31, 2009

Prudential Variable Contract Account-2 (VCA-2) Presentation of Portfolio Holdings — (unaudited)	June 30, 2009

VCA-2
Five Largest Holdings (% of Net Assets)
NII Holdings, Inc.	2.5%
Occidental Petroleum Corp.	2.5%
Google, Inc. Cl. A	2.2%
H & R Block, Inc.	2.1%
CA, Inc.	2.1%

For a complete listing of holdings, refer to the Statement of Net Assets section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2009

LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 93.9%	Shares	Value (Note 2)

Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The)(a)	219,600	$2,472,696

Biotechnology — 2.7%
Celgene Corp.(a)	76,400	3,654,976
Gilead Sciences, Inc.(a)	66,400	3,110,176

		6,765,152

Capital Markets — 5.9%
Bank of New York Mellon Corp. (The)	88,500	2,593,935
Goldman, Sachs Group, Inc. (The)	34,300	5,057,192
Morgan Stanley	131,000	3,734,810
TD Ameritrade Holding Corp.(a)	187,500	3,288,750

		14,674,687

Chemicals — 1.3%
Dow Chemical Co. (The)	193,300	3,119,862

Commercial Banks — 1.1%
Keycorp	525,400	2,753,096

Commercial Services & Supplies — 1.7%
Waste Management, Inc.	149,200	4,201,472

Communications Equipment — 3.5%
QUALCOMM, Inc.	79,900	3,611,480
Research in Motion, Ltd.(a)	70,200	4,987,710

		8,599,190

Computers & Peripherals — 0.9%
Apple, Inc.(a)	16,200	2,307,366

Consumer Finance — 1.9%
SLM Corp.(a)	453,000	4,652,310

Diversified Consumer Services — 3.7%
Career Education Corp.(a)	163,000	4,057,070
H & R Block, Inc.	306,300	5,277,549

		9,334,619

Diversified Financial Services — 1.1%
Bank of America Corp.	212,400	2,803,680

Electric Utilities — 1.8%
American Electric Power Co., Inc.	35,400	1,022,706
Entergy Corp.	43,900	3,403,128

		4,425,834

Energy Equipment & Services — 1.0%
National Oilwell Varco, Inc.(a)	72,600	2,371,116

Food & Staples Retailing — 5.1%
CVS Caremark Corp.	137,400	4,378,938
Kroger Co. (The)	224,300	4,945,815
Wal-Mart Stores, Inc.	68,800	3,332,672

		12,657,425

Food Products — 4.8%
Cadbury PLC ADR (United Kingdom)	142,008	4,885,075
ConAgra Foods, Inc.	213,200	4,063,592
Tyson Foods, Inc. Cl. A	248,400	3,132,324

		12,080,991

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Health Care Equipment & Supplies — 1.4%
Alcon, Inc.	27,400	$3,181,688
Baxter International, Inc.	6,200	328,352

		3,510,040

Health Care Providers & Services — 5.2%
Aetna, Inc.	60,700	1,520,535
Medco Health Solutions, Inc.(a)	79,400	3,621,434
Omnicare, Inc.	156,300	4,026,288
Wellpoint, Inc.(a)	73,900	3,760,771

		12,929,028

Household Products — 1.5%
Kimberly-Clark Corp.	73,355	3,846,003

Independent Power Producers & Energy Traders — 1.7%
NRG Energy, Inc.(a)	167,900	4,358,684

Industrial Conglomerates — 0.2%
Johnson Controls, Inc.	27,000	586,440

Insurance — 3.0%
Axis Capital Holdings, Ltd.	107,500	2,814,350
Travelers Cos., Inc. (The)	57,900	2,376,216
XL Capital Ltd.	197,200	2,259,912

		7,450,478

Internet Software & Services — 4.1%
Google, Inc. Cl. A(a)	12,900	5,438,511
IAC/InterActiveCorp.(a)	292,800	4,699,440

		10,137,951

Media — 4.7%
Comcast Corp.	290,200	4,204,998
Discovery Communications, Inc. Cl. A(a)	151,600	3,418,580
Liberty Global, Inc. Ser. C(a)	252,005	3,984,199

		11,607,777

Metals & Mining — 3.6%
Freeport-McMoRan Copper & Gold, Inc.	91,000	4,560,010
Kinross Gold Corp.	237,100	4,303,365

		8,863,375

Multi-Utilities — 2.0%
Sempra Energy	101,400	5,032,482

Oil, Gas & Consumable Fuels — 15.4%
Apache Corp.	44,600	3,217,890
Canadian Natural Resources, Ltd.	66,600	3,495,834
EOG Resources, Inc.	53,800	3,654,096
Hess Corp.	41,600	2,236,000
Noble Energy, Inc.	30,900	1,822,173
Occidental Petroleum Corp.	94,700	6,232,207
Petroleo Brasileiro SA ADR (Brazil)	104,800	4,294,704
Suncor Energy, Inc.	153,900	4,669,326
Williams Cos, Inc.	264,300	4,125,723
XTO Energy, Inc.	122,300	4,664,522

		38,412,475

SEE NOTES TO FINANCIAL STATEMENTS.

A1

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2009

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals — 2.2%
Mylan, Inc.(a)	168,000	$2,192,400
Shire PLC	80,000	3,318,400

		5,510,800

Semiconductors & Semiconductor Equipment — 1.4%
Marvell Technology Group Ltd.(a)	306,500	3,567,660

Software — 6.1%
Adobe Systems Incorporated(a)	98,800	2,796,040
CA, Inc.	298,500	5,202,855
Check Point Software Technologies(a)	134,900	3,166,103
Symantec Corp.(a)	254,300	3,956,908

		15,121,906

Thrifts & Mortgage Finance — 0.7%
People‘s United Financial, Inc.	116,460	1,751,558

Wireless Telecommunication Services — 3.2%
NII Holdings, Inc.(a)	328,400	6,262,588
Virgin Mobile USA, Inc.(a)	416,400	1,673,928

		7,936,516

TOTAL COMMON STOCKS (Cost: $227,554,153)		233,842,669

PREFERRED STOCK — 1.4%
Consumer Finance — 0.5%
SLM Corp. 7.25% due 12/15/10 Series C	2,220	1,259,850

Pharmaceuticals — 0.9%
Mylan, Inc. 6.50% due 11/15/10 Series	2,570	2,206,988

TOTAL PREFERRED STOCKS (Cost: $2,535,131)		3,466,838

CORPORATE BOND—1.4%
	Principal Amount (000)
Oil, Gas & Consumable Fuels—1.4%
Trident Resources., Unsec'd Note, PIK, (Canada), Private Placement, 7.808% due 8/12/12 (b)(c) (Cost: $5,746,983; purchased 8/20/07)	CAD 5,747	3,502,230

WARRANT	Units	Value (Note 2)

Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15(a)(b)(c) (Cost: $0; purchased 8/20/07)	499,039	$43

TOTAL LONG-TERM INVESTMENTS (Cost: $235,836,267)		$240,811,780

SHORT-TERM INVESTMENTS—2.1%

	Shares
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund- Taxable Money Market Series(e) (Cost: $5,285,214)	5,285,214	5,285,214

TOTAL INVESTMENTS(d) — 98.8% (Cost: $241,121,481)		$246,096,994

OTHER ASSETS, LESS LIABILITIES
Receivable for Securities Sold		$2,778,015
Dividends Receivable		315,391
Payable for Pending Capital Transactions		(15,376)

OTHER ASSETS IN EXCESS OF LIABILITIES—1.2%		3,078,030

NET ASSETS—100%		$249,175,024

NET ASSETS, representing:
Equity of Participants — 8,368,605
Accumulation Units at an Accumulation Unit Value of $28.8224		$241,203,217
Equity Of Annuitants		7,507,880
Equity of The Prudential Insurance Company of America		463,927

		$249,175,024

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $5,746,983. The aggregate value of $3,502,273 is approximately 1.4% of net assets.
(d)	As of June 30, 2009, two securities valued at $3,502,273 and representing 1.4% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.
(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2009

ADR	American Depository Receipt
CAD	Canadian Dollar
PIK	Payment in Kind

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Account’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$233,842,669	$—	$—
Corporate Bonds	—	—	3,502,230
Preferred Stocks	3,466,838	—	—
Warrants	—	—	43
Affiliated Mutual Funds	5,285,214	—	—

	242,594,721	—	3,502,273
Other Financial Instruments*	—	—	—

Total	$242,594,721	$—	$3,502,273

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/08	$1,601,195
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,901,078
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$3,502,273

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Electric Utilities	1.8%
Commercial Services & Supplies	1.7%
Independent Power Producers & Energy Traders	1.7%
Household Products	1.5%
Health Care Equipment & Supplies	1.4%
Semiconductors & Semiconductor Equipment	1.4%
Chemicals	1.3%
Commercial Banks	1.1%
Diversified Financial Services	1.1%
Auto Components	1.0%
Energy Equipment & Services	1.0%
Computers and Peripherals	0.9%
Thrifts & Mortgage Finance	0.7%
Industrial Conglomerates	0.2%

98.8%
Other Assets in Excess of Liabilities	1.2%

100.0%

Oil, Gas & Consumable Fuels	16.8%
Software	6.1%
Capital Markets	5.9%
Health Care Providers & Services	5.2%
Food & Staples Retailing	5.1%
Food Products	4.8%
Media	4.7%
Internet Software & Services	4.1%
Diversified Consumer Services	3.7%
Metals & Mining	3.6%
Communications Equipment	3.5%
Wireless Telecommunication Services	3.2%
Pharmaceuticals	3.1%
Insurance	3.0%
Biotechnology	2.7%
Consumer Finance	2.4%
Affiliated Money Market Mutual Fund	2.1%
Multi-Utilities	2.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FINANCIAL STATEMENTS OF VCA-2

June 30, 2009 (Unaudited)

The Account invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Account’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$43	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

For the six months ended June 30, 2009, the Account did not have any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$43

SEE NOTES TO FINANCIAL STATEMENTS.

A4

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $21,267 foreign withholding tax)	$1,959,805
Unaffiliated Interest Income	198,838
Affiliated Dividend Income	15,575
Total Income	2,174,218
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(137,332)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(401,398)
Total Expenses	(538,730)
NET INVESTMENT INCOME	1,635,488
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on Investment Transactions	(36,316,484)
Net Change in Unrealized Appreciation (Depreciation) on Investments	78,089,956
NET GAIN ON INVESTMENTS	41,773,472
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,408,960

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2009	2008
OPERATIONS
Net Investment Income	$1,635,488	$4,377,708
Net Realized Loss on Investment Transactions	(36,316,484)	(57,237,612)
Net Change In Unrealized Appreciation (Depreciation) on Investments	78,089,956	(125,523,577)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	43,408,960	(178,383,481)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	4,021,268	14,459,084
Withdrawals and Transfers Out	(13,766,187)	(62,375,786)
Annual Administration Charges Deducted from Participants’ Accumulation Accounts	(480)	(7,746)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(10,597)	(32,995)
Variable Annuity Payments	(475,821)	(1,700,293)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(10,231,817)	(49,657,736)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	3,724	(94,412)
TOTAL INCREASE (DECREASE) IN NET ASSETS	33,180,867	(228,135,629)
NET ASSETS
Beginning of period	215,994,157	444,129,786
End of period	$249,175,024	$215,994,157

SEE NOTES TO FINANCIAL STATEMENTS.

A5

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2009	2008	2007	2006	2005	2004
Investment Income	$.2487	$.6104	$.6673	$.5815	$.4098	$.4502
Expenses
Investment management fee	(.0157)	(.0435)	(.0526)	(.0453)	(.0380)	(.0331)
Assuming mortality and expense risks	(.0469)	(.1305)	(.1576)	(.1357)	(.1140)	(.0991)
Net Investment Income	.1861	.4364	.4571	.4005	.2578	.3180
Capital Changes
Net realized gain (loss) on investment transactions	(4.1371)	(5.9689)	6.6673	5.8433	3.1463	1.5269
Net change in unrealized appreciation (depreciation) of investments	9.0467	(12.6906)	(4.6697)	(1.0553)	2.3659	.7360
Net Increase (Decrease) in Accumulation Unit Value	5.0957	(18.2231)	2.4547	5.1885	5.7700	2.5809
Accumulation Unit Value
Beginning of period	23.7267	41.9498	39.4951	34.3066	28.5366	25.9557
End of period	$28.8224	$23.7267	$41.9498	$39.4951	$34.3066	$28.5366
Total Return**	21.48%	(43.44)%	6.22%	15.12%	20.22%	9.94%
Ratio of Expenses To Average Net Assets***	.50%†	.50%	.50%	.50%	.50%	.50%
Ratio of Net Investment Income To Average Net Assets***	.74%†	1.24%	1.09%	1.10%	.84%	1.20%
Portfolio Turnover Rate	98%††	81%	63%	55%	51%	62%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	8,369	8,807	10,240	11,081	12,012	12,923

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-2.
†	Annualized
††	Not Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

B1

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee Members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Warrants and Rights:    The Account may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Account until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

C1

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less .5% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the six months ended June 30, 2009, PICA has advised the Account it has not received any sales charges.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2009, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $211,480,690 and $325,990,238, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2009, the Account earned $15,575 by investing its excess cash in the Series.

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Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2009, and year ended December 31, 2008, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2009	2008
Units issued	160,296	5,255,744
Units redeemed	(598,319)	(6,688,892)
Net decrease	(438,023)	(1,433,148)

Note 6:	Net Increase (Decrease) in Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) PICA’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the six months ended June 30, 2009 and year ended December 31, 2008, $2,517 and $1,982 of participant loan principal and interest has been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

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The Prudential Variable Contract Account - 2

The VCA-2 Committee

The Committee of the Prudential Variable Contract Account-2 (“VCA-2”)(the “Committee”) consists of 12 individuals, 10 of whom are not “interested persons” of VCA-2, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)(the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-2 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the JennisonDryden Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-2’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-2’s management agreement with Prudential Investments LLC (“PI”) and VCA-2’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 2-4, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of VCA-2 and its shareholders.

In advance of the meeting, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Committee, PI may provide supplemental data compiled by Lipper for the Committee’s consideration The comparisons placed VCA-2 in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2008 with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadvisers, the performance of VCA-2, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the VCA-2 and its shareholders. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-2. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 2-4, 2009.

The Committee determined that the overall arrangements between VCA-2 and PI, which serves as VCA-2’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as VCA-2’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-2 by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-2, as well as the provision of recordkeeping, compliance, and other services to VCA-2. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-2’s investment restrictions and compliance with applicable VCA-2 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-2 and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-2’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from VCA-2’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-2 by Jennison, and that there was a reasonable basis on which to conclude that VCA-2 benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of VCA-2

The Committee received and considered information about VCA-2’s historical performance. The Committee considered that VCA-2’s gross performance in relation to its Peer Universe (the Lipper Retail and Institutional Large-Cap Core Funds Performance Universe)1 was in the second quartile over the five-year period, although performance was in the fourth quartile over the one- three- and ten-year periods. The Committee also noted that the Fund outperformed its benchmark index over the five-and ten-year periods, although it underperformed against the benchmark index over the one- and three-year periods. The Committee noted PI’s explanation that VCA-2’s performance had been significantly impacted by results during 2008, particularly during the fourth quarter. The Committee also considered information furnished by PI indicating that on a calendar year basis, VCA-2 had either outperformed or performed consistently with the benchmark index for six out of the last ten calendar years. The Committee further considered that VCA-2 outperformed both its benchmark and its performance universe median with first quartile performance during the first quarter of 2009, and that VCA-2’s recent outperformance positively affected its longer-term performance record. The Committee concluded that, in light of VCA-2’s recent improved performance, it would be in the best interest of VCA-2 and its shareholders to renew the agreements and to continue to monitor VCA-2’s ongoing performance.

Fees and Expenses

The Committee considered that VCA-2’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile.

[1]

Although Lipper classifies VCA-2 in its Multi-Cap Core Funds Performance Universe for Variable Insurance Products, the Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe are more consistent with VCA-2’s investment approach, and therefore, provide a more appropriate basis for VCA-2 performance comparisons.

The Committee concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-2’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for VCA-2 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-2 assets grow beyond current levels. In light of VCA-2’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-2’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with VCA-2. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as benefits to the reputation or other intangible benefits resulting from PI’s association with VCA-2. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interest of VCA-2 and its shareholders.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown below. Please be sure to have your contract number available when you call.

800-458-6333

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

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Prudential

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

Prudential Retirement, Prudential Financial, PRU, Prudential and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ and its affiliates.

0158082-00001-00        LT.RS.001

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Account Contract-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 24, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 24, 2009

*	Print the name and title of each signing officer under his or her signature.